Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
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C000016814
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,223	$ 11,121	$ 11,213	$ 11,147	$ 11,221	$ 11,347	$ 11,526	$ 11,394	$ 11,382	$ 11,560	$ 11,377	$ 11,553	$ 11,423	$ 11,343	$ 11,247	$ 11,049	$ 11,021	$ 11,178	$ 11,150	$ 11,121	$ 11,144	$ 10,816	$ 10,125	$ 10,312	$ 10,648	$ 10,802	$ 10,759	$ 10,666	$ 10,738	$ 10,712	$ 10,555	$ 10,820	$ 10,487	$ 10,477	$ 9,935	$ 10,070	$ 10,541	$ 10,788	$ 10,461	$ 10,706	$ 10,587	$ 10,990	$ 11,377	$ 11,447	$ 11,818	$ 11,803	$ 11,688	$ 11,696	$ 11,812	$ 11,867	$ 11,767	$ 11,713	$ 11,645	$ 11,530	$ 11,462	$ 11,651	$ 11,552	$ 11,475	$ 11,286	$ 11,292	$ 11,298	$ 11,363	$ 11,174	$ 11,059	$ 10,738	$ 10,934	$ 11,557	$ 11,384	$ 11,183	$ 11,158	$ 11,132	$ 11,120	$ 11,209	$ 11,024	$ 10,940	$ 10,899	$ 10,729	$ 10,688	$ 10,533	$ 10,478	$ 10,409	$ 10,298	$ 10,215	$ 10,301	$ 10,374	$ 10,363	$ 10,352	$ 10,340	$ 10,218	$ 10,249	$ 10,224	$ 10,268	$ 10,395	$ 10,287	$ 10,330	$ 10,305	$ 10,361	$ 10,282	$ 10,202	$ 10,230	$ 10,068	$ 10,001	$ 9,988	$ 9,934	$ 9,881	$ 9,761	$ 10,184	$ 10,303	$ 10,367	$ 10,338	$ 10,362	$ 10,202	$ 10,173	$ 10,092	$ 10,049	$ 10,032	$ 9,938	$ 9,866	$ 9,810	$ 9,780	$ 9,725
C000016816
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,711	10,620	10,698	10,659	10,737	10,848	11,045	10,907	10,903	11,081	10,912	11,106	10,987	10,900	10,814	10,629	10,625	10,768	10,764	10,743	10,756	10,444	9,777	9,983	10,316	10,458	10,438	10,338	10,415	10,412	10,266	10,515	10,211	10,192	9,683	9,822	10,276	10,525	10,210	10,474	10,347	10,751	11,140	11,216	11,573	11,582	11,475	11,491	11,613	11,675	11,584	11,538	11,477	11,371	11,310	11,505	11,414	11,345	11,164	11,177	11,190	11,262	11,081	10,974	10,660	10,877	11,493	11,327	11,132	11,114	11,095	11,091	11,187	11,008	10,931	10,896	10,747	10,712	10,549	10,499	10,437	10,345	10,254	10,348	10,442	10,424	10,419	10,414	10,297	10,349	10,316	10,367	10,503	10,400	10,451	10,432	10,496	10,422	10,361	10,382	10,223	10,161	10,154	10,105	10,057	9,941	10,382	10,497	10,569	10,560	10,591	10,433	10,410	10,333	10,296	10,285	10,194	10,126	10,075	10,051	10,000
C000016817
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 11,827	11,736	11,812	11,758	11,834	11,965	12,151	12,009	11,976	12,161	11,984	12,167	12,027	11,923	11,819	11,608	11,594	11,757	11,725	11,692	11,696	11,367	10,619	10,832	11,183	11,343	11,295	11,178	11,268	11,238	11,072	11,331	10,995	10,982	10,411	10,551	11,026	11,283	10,937	11,209	11,065	11,486	11,889	11,977	12,346	12,344	12,204	12,227	12,330	12,400	12,278	12,235	12,161	12,022	11,949	12,160	12,054	11,971	11,755	11,775	11,778	11,844	11,645	11,523	11,185	11,388	12,019	11,852	11,640	11,596	11,582	11,567	11,642	11,447	11,373	11,327	11,149	11,103	10,926	10,866	10,807	10,689	10,586	10,688	10,761	10,747	10,719	10,720	10,576	10,620	10,578	10,636	10,751	10,652	10,680	10,666	10,708	10,623	10,552	10,564	10,409	10,338	10,308	10,250	10,207	10,081	10,517	10,623	10,687	10,669	10,691	10,524	10,478	10,406	10,360	10,340	10,228	10,164	10,105	10,072	10,000
C000223770
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 987,993	978,798	986,716	980,713	988,584	997,965	1,015,047	1,001,656	1,000,437	1,015,876	999,578	1,016,414	1,004,694	995,975	987,326	969,712	968,501	980,607	979,414	976,697	977,010	948,044	887,051	903,361	934,128	946,035	943,482	933,721	939,838	938,751	924,849	946,463	917,018	915,950	869,687	881,346	921,052	942,503	913,625	936,345	924,299	959,420	993,097	1,000,423	1,031,251	1,029,798	1,019,462	1,021,342	1,029,897	1,034,423	1,025,522	1,021,963	1,015,758	1,004,205	998,009	1,015,655	1,006,772
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,405	12,298	12,323	12,247	12,239	12,338	12,551	12,428	12,366	12,548	12,335	12,518	12,395	12,298	12,187	12,003	12,039	12,190	12,190	12,174	12,237	11,959	11,245	11,342	11,684	11,855	11,808	11,691	11,793	11,820	11,564	11,831	11,501	11,468	10,955	11,047	11,488	11,746	11,443	11,634	11,464	11,790	12,185	12,228	12,573	12,552	12,446	12,483	12,574	12,620	12,516	12,482	12,445	12,341	12,266	12,464	12,385	12,310	12,127	12,163	12,161	12,218	12,016	11,918	11,550	11,697	12,137	11,983	11,771	11,735	11,706	11,685	11,780	11,597	11,504	11,462	11,306	11,263	11,088	11,029	10,946	10,817	10,698	10,765	10,835	10,807	10,781	10,772	10,650	10,688	10,649	10,681	10,808	10,696	10,754	10,727	10,782	10,701	10,615	10,653	10,487	10,411	10,389	10,317	10,249	10,130	10,523	10,634	10,688	10,673	10,667	10,500	10,472	10,395	10,362	10,346	10,224	10,153	10,112	10,072	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,405	12,298	12,323	12,247	12,239	12,338	12,551	12,428	12,366	12,548	12,335	12,518	12,395	12,298	12,187	12,003	12,039	12,190	12,190	12,174	12,237	11,959	11,245	11,342	11,684	11,855	11,808	11,691	11,793	11,820	11,564	11,831	11,501	11,468	10,955	11,047	11,488	11,746	11,443	11,634	11,464	11,790	12,185	12,228	12,573	12,552	12,446	12,483	12,574	12,620	12,516	12,482	12,445	12,341	12,266	12,464	12,385	12,310	12,127	12,163	12,161	12,218	12,016	11,918	11,550	11,697	12,137	11,983	11,771	11,735	11,706	11,685	11,780	11,597	11,504	11,462	11,306	11,263	11,088	11,029	10,946	10,817	10,698	10,765	10,835	10,807	10,781	10,772	10,650	10,688	10,649	10,681	10,808	10,696	10,754	10,727	10,782	10,701	10,615	10,653	10,487	10,411	10,389	10,317	10,249	10,130	10,523	10,634	10,688	10,673	10,667	10,500	10,472	10,395	10,362	10,346	10,224	10,153	10,112	10,072	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,405	12,298	12,323	12,247	12,239	12,338	12,551	12,428	12,366	12,548	12,335	12,518	12,395	12,298	12,187	12,003	12,039	12,190	12,190	12,174	12,237	11,959	11,245	11,342	11,684	11,855	11,808	11,691	11,793	11,820	11,564	11,831	11,501	11,468	10,955	11,047	11,488	11,746	11,443	11,634	11,464	11,790	12,185	12,228	12,573	12,552	12,446	12,483	12,574	12,620	12,516	12,482	12,445	12,341	12,266	12,464	12,385	12,310	12,127	12,163	12,161	12,218	12,016	11,918	11,550	11,697	12,137	11,983	11,771	11,735	11,706	11,685	11,780	11,597	11,504	11,462	11,306	11,263	11,088	11,029	10,946	10,817	10,698	10,765	10,835	10,807	10,781	10,772	10,650	10,688	10,649	10,681	10,808	10,696	10,754	10,727	10,782	10,701	10,615	10,653	10,487	10,411	10,389	10,317	10,249	10,130	10,523	10,634	10,688	10,673	10,667	10,500	10,472	10,395	10,362	10,346	10,224	10,153	10,112	10,072	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	1,007,751	999,067	1,001,089	994,895	994,257	1,002,332	1,019,612	1,009,602	1,004,567	1,019,408	1,002,098	1,016,926	1,006,974	999,094	990,070	975,123	977,992	990,256	990,287	989,017	994,094	971,514	913,522	921,363	949,182	963,046	959,251	949,737	958,039	960,233	939,390	961,123	934,286	931,619	889,991	897,455	933,275	954,187	929,625	945,104	931,270	957,761	989,849	993,408	1,021,366	1,019,721	1,011,113	1,014,078	1,021,449	1,025,211	1,016,778	1,013,994	1,010,978	1,002,569	996,424	1,012,511	1,006,100
DWS Index: Bloomberg California Exempt Municipal Bond Index
Account Value [Line Items]
Account Value	12,345	12,223	12,236	12,148	12,124	12,252	12,465	12,328	12,311	12,472	12,277	12,447	12,321	12,219	12,111	11,944	11,980	12,135	12,150	12,137	12,186	11,917	11,231	11,329	11,664	11,800	11,753	11,637	11,736	11,765	11,514	11,782	11,472	11,436	10,933	11,005	11,427	11,677	11,357	11,536	11,344	11,683	12,085	12,122	12,492	12,468	12,357	12,392	12,485	12,527	12,423	12,391	12,357	12,260	12,176	12,401	12,342	12,291	12,104	12,138	12,141	12,222	12,016	11,947	11,556	11,681	12,103	11,948	11,738	11,705	11,678	11,658	11,745	11,558	11,462	11,423	11,258	11,209	11,028	10,973	10,902	10,783	10,672	10,746	10,829	10,795	10,770	10,767	10,623	10,667	10,619	10,653	10,782	10,665	10,723	10,688	10,738	10,673	10,580	10,615	10,441	10,368	10,348	10,288	10,208	10,089	10,494	10,618	10,683	10,665	10,660	10,494	10,464	10,386	10,351	10,334	10,222	10,145	10,106	10,069	10,000
DWS Index: Bloomberg California Exempt Municipal Bond Index
Account Value [Line Items]
Account Value	12,345	12,223	12,236	12,148	12,124	12,252	12,465	12,328	12,311	12,472	12,277	12,447	12,321	12,219	12,111	11,944	11,980	12,135	12,150	12,137	12,186	11,917	11,231	11,329	11,664	11,800	11,753	11,637	11,736	11,765	11,514	11,782	11,472	11,436	10,933	11,005	11,427	11,677	11,357	11,536	11,344	11,683	12,085	12,122	12,492	12,468	12,357	12,392	12,485	12,527	12,423	12,391	12,357	12,260	12,176	12,401	12,342	12,291	12,104	12,138	12,141	12,222	12,016	11,947	11,556	11,681	12,103	11,948	11,738	11,705	11,678	11,658	11,745	11,558	11,462	11,423	11,258	11,209	11,028	10,973	10,902	10,783	10,672	10,746	10,829	10,795	10,770	10,767	10,623	10,667	10,619	10,653	10,782	10,665	10,723	10,688	10,738	10,673	10,580	10,615	10,441	10,368	10,348	10,288	10,208	10,089	10,494	10,618	10,683	10,665	10,660	10,494	10,464	10,386	10,351	10,334	10,222	10,145	10,106	10,069	10,000
DWS Index: Bloomberg California Exempt Municipal Bond Index
Account Value [Line Items]
Account Value	12,345	12,223	12,236	12,148	12,124	12,252	12,465	12,328	12,311	12,472	12,277	12,447	12,321	12,219	12,111	11,944	11,980	12,135	12,150	12,137	12,186	11,917	11,231	11,329	11,664	11,800	11,753	11,637	11,736	11,765	11,514	11,782	11,472	11,436	10,933	11,005	11,427	11,677	11,357	11,536	11,344	11,683	12,085	12,122	12,492	12,468	12,357	12,392	12,485	12,527	12,423	12,391	12,357	12,260	12,176	12,401	12,342	$ 12,291	$ 12,104	$ 12,138	$ 12,141	$ 12,222	$ 12,016	$ 11,947	$ 11,556	$ 11,681	$ 12,103	$ 11,948	$ 11,738	$ 11,705	$ 11,678	$ 11,658	$ 11,745	$ 11,558	$ 11,462	$ 11,423	$ 11,258	$ 11,209	$ 11,028	$ 10,973	$ 10,902	$ 10,783	$ 10,672	$ 10,746	$ 10,829	$ 10,795	$ 10,770	$ 10,767	$ 10,623	$ 10,667	$ 10,619	$ 10,653	$ 10,782	$ 10,665	$ 10,723	$ 10,688	$ 10,738	$ 10,673	$ 10,580	$ 10,615	$ 10,441	$ 10,368	$ 10,348	$ 10,288	$ 10,208	$ 10,089	$ 10,494	$ 10,618	$ 10,683	$ 10,665	$ 10,660	$ 10,494	$ 10,464	$ 10,386	$ 10,351	$ 10,334	$ 10,222	$ 10,145	$ 10,106	$ 10,069	$ 10,000
DWS Index: Bloomberg California Exempt Municipal Bond Index
Account Value [Line Items]
Account Value	$ 1,004,242	$ 994,280	$ 995,331	$ 988,181	$ 986,244	$ 996,678	$ 1,013,979	$ 1,002,852	$ 1,001,463	$ 1,014,542	$ 998,710	$ 1,012,506	$ 1,002,294	$ 993,983	$ 985,212	$ 971,574	$ 974,550	$ 987,169	$ 988,398	$ 987,293	$ 991,324	$ 969,445	$ 913,600	$ 921,583	$ 948,831	$ 959,921	$ 956,055	$ 946,674	$ 954,657	$ 957,069	$ 936,654	$ 958,443	$ 933,244	$ 930,253	$ 889,383	$ 895,216	$ 929,576	$ 949,910	$ 923,856	$ 938,409	$ 922,834	$ 950,390	$ 983,107	$ 986,088	$ 1,016,220	$ 1,014,235	$ 1,005,242	$ 1,008,092	$ 1,015,586	$ 1,019,028	$ 1,010,616	$ 1,007,988	$ 1,005,234	$ 997,293	$ 990,475	$ 1,008,795	$ 1,004,009